Reconciliation of Total Net Business Profits Under Internal Management Reporting System to Income Loss Before Income Tax Expense Benefit Shown on Consolidated Statements of Income (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net business profits	¥ 744,300,000,000	[1],[2],[3],[4]	¥ 912,200,000,000	[1],[2],[3]	¥ 719,100,000,000	[1]
U.S. GAAP adjustments	(325,400,000,000)		129,200,000,000		87,200,000,000
(Provision) credit for loan losses	126,230,000,000		(139,947,000,000)		23,044,000,000
Net gains (losses) related to equity investments	178,700,000,000		28,200,000,000		(90,500,000,000)
Non-recurring personnel expense	(14,800,000,000)		(23,500,000,000)		(39,300,000,000)
Gains on disposal of premises and equipment	10,460,000,000		12,411,000,000		19,924,000,000
(Provision) credit for losses on off-balance-sheet instruments	(12,095,000,000)		(4,584,000,000)		1,203,000,000
Others-net	18,900,000,000		(28,800,000,000)		(57,800,000,000)
Income before income tax expense	¥ 726,343,000,000		¥ 885,180,000,000		¥ 662,835,000,000

[1]	As for the fiscal year ended March 31, 2012, "Others (h)", "Others (o)", and "Others (q)" include elimination of transactions between consolidated subsidiaries. As for the fiscal year ended March 31, 2013, "Others (g)", "Others (n)", and "Others (p)" include elimination of transactions between consolidated subsidiaries. As for the fiscal year ended March 31, 2014, "Others (h)" and "Others (k)" include elimination of transactions between consolidated subsidiaries.
[2]	Beginning on April 1, 2013, MHSC was turned into a directly-held subsidiary of MHFG. As for the fiscal year ended March 31, 2013, "MHSC (Consolidated) (m)" represents the performance of the former MHSC for the first three quarters and the new MHSC for the fourth quarter, while "Others (g)" includes the performance of the former MHIS for the first three quarters. As for the fiscal year ended March 31, 2014, "MHSC (Consolidated) (j)" represents the performance of the new MHSC, in light of the merger of the former MHSC and the former MHIS conducted in January 2013.
[3]	Beginning on April 1, 2013, the MHFG Group moved to a new group operational structure and realigned the reportable segments to reflect the new organizational structure. In addition, new allocation methods have been applied to the calculation of "Gross profits" and "General and administrative expenses". Figures for the fiscal year ended March 31, 2013 have been reclassified under the new allocation methods. The effect of the change of allocation methods is not significant.
[4]	As for the fiscal year ended March 31, 2014, "MHBK (Non-consolidated)" represents the sum of the performance of the former MHCB for the first quarter and the new MHBK for the second, third, and fourth quarters, while "Others (h)" includes the performance of the former MHBK for the first quarter, in light of the merger of the former MHBK and the former MHCB conducted in July 2013.